12. Share-Based Compensation (Details - Non-employee option activity) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Options [Member]
Options outstanding, beginning balance	619,259	126,862	126,862	158,223
Options granted	12,122	0	493,945	32,731
Options exercised			0	(60,125)
Options forfeited/expired			(1,548)	(3,967)
Options outstanding, ending balance			619,259	126,862	158,223
Options vested or expected to vest			619,259
Options exercisable			239,819	79,710
Weighted-average exercise price outstanding, beginning balance	$ 15.22	$ 20.53	$ 20.53	$ 15.78
Weighted-average exercise price, granted			13.86	10.15
Weighted-average exercise price, exercised				1.70
Weighted-average exercise price, ending balance			15.22	20.53	$ 15.78
Weighted-average exercise price, vested or expected to vest			15.22
Weighted-average exercise price, exercisable			$ 17.17	$ 19.71
Weighted-average remaining life outstanding			8 years 11 months 1 day	6 years 10 months 10 days
Weighted-average remaining life, vested or expected to vest			8 years 11 months 1 day
Weighted-average remaining life, exercisable			7 years 9 months 11 days	5 years 5 months 23 days
Aggregate intrinsic value, outstanding beginning balance	$ 1,915,942	$ 80,338	$ 80,338
Aggregate intrinsic value, exercised				$ 509,622
Aggregate intrinsic value, outstanding ending balance			1,915,942	80,338
Aggregate intrinsic value, vested or expected to vest			1,915,942
Aggregate intrinsic value, exercisable			$ 688,343	$ 80,338
Employee Stock Options [Member] | Non-Vested [Member]
Options granted			493,945
Non Employee Stock Options [Member]
Options outstanding, beginning balance	57,442	27,138	27,138	12,592
Options granted			30,304	14,546
Options exercised	0	0	0	0
Options outstanding, ending balance			57,442	27,138	12,592
Options vested or expected to vest			1,895,520
Options exercisable			972,926	383,664
Weighted-average exercise price outstanding, beginning balance	$ 13.39	$ 12.86	$ 12.86	$ 18.18
Weighted-average exercise price, granted			13.86	8.25
Weighted-average exercise price, ending balance			13.39	12.86	$ 18.18
Weighted-average exercise price, vested or expected to vest			13.39
Weighted-average exercise price, exercisable			$ 13.37	$ 13.73
Weighted-average remaining life outstanding			8 years 2 months 23 days	7 years 7 months 6 days	5 years 10 months 24 days
Weighted-average remaining life, vested or expected to vest			8 years 2 months 23 days
Weighted-average remaining life, exercisable			7 years 4 months 13 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding beginning balance	$ 220,764	$ 159	$ 159	$ 49
Aggregate intrinsic value, outstanding ending balance			220,764	159	$ 49
Aggregate intrinsic value, vested or expected to vest			220,764
Aggregate intrinsic value, exercisable			$ 119,164	$ 159
Non Employee Stock Options [Member] | Non-Vested [Member]
Options granted			30,304